PRINCIPAL DIVERSIFIED SELECT REAL ASSET FUND SUB-ADVISORY AGREEMENT

CLEARBRIDGE RARE INFRASTRUCTURE (NORTH AMERICA) PTY LIMITED

SUB-ADVISORY AGREEMENT (the “Agreement”) to be effective as of July 31, 2020, by and between PRINCIPAL GLOBAL INVESTORS, LLC, a Delaware limited liability company (the “Manager”), and CLEARBRIDGE RARE INFRASTRUCTURE (NORTH AMERICA) PTY LIMITED, a limited liability company registered in the State of Victoria, Australia (the “Sub-Advisor”).

W I T N E S S E T H:

     WHEREAS, the Manager is the manager and investment adviser to the Principal Diversified Select Real Asset Fund (the “Fund”), a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and WHEREAS, the Manager desires to retain the Sub-Advisor to render discretionary investment advisory services for all or a portion of the assets of the Fund, which the Manager has agreed to provide to the Fund, and the Sub-Advisor desires to furnish such services; and WHEREAS, the Manager has furnished the Sub-Advisor with copies properly certified or authenticated of each of the following and will promptly provide the Sub-Advisor with copies properly certified or authenticated of any amendment or supplement thereto:

(a)	Management Agreement (the “Management Agreement”) with the Fund;
(b)	The Fund’s registration statement and financial statements as filed with the Securities and Exchange Commission (the “SEC”);
(c)	The Fund’s Agreement and Declaration of Trust and By-laws; and
(d)	Policies, procedures or instructions adopted or approved by the Board of Trustees of the Fund relating to obligations and services to be provided by the Sub-Advisor.

     NOW, THEREFORE, in consideration of the premises and the terms and conditions hereinafter set forth, the parties agree as follows:

1.	Appointment of Sub-Advisor
In accordance with and subject to the Management Agreement, the Manager hereby appoints the Sub-Advisor to perform the services described in Section 2 below for investment and reinvestment of such portion of the assets of the Fund as may be allocated to the Sub-Advisor by the Manager, from time to time (the “Allocated Assets”), as well as exercise all other ancillary rights or duties in connection with the management of such Allocated Assets necessary to implement any of the powers contained herein, subject to the control and direction of the Manager and the Fund’s Board of Trustees, for the period and on the terms hereinafter set forth. The Sub-Advisor accepts such appointment and agrees to furnish the services hereinafter set forth for the compensation herein provided. The Sub-Advisor shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized, have no authority to act for or represent the Fund or the Manager in any way or otherwise be deemed an agent of the Fund or the Manager.

Classification: Company Confidential

2.	Obligations of and Services to be Provided by the Sub-Advisor
	The	Sub-Advisor will:
	(a)	Provide investment advisory services, including but not limited to research, advice and supervision for the Allocated Assets of the Fund. The Sub-Advisor’s responsibility in providing advice to the Fund is limited to the discrete portion of the Fund’s portfolio represented by the Allocated Assets.
	(b)	Furnish to the Board of Trustees of the Fund for approval (or any appropriate committee of such Board), and revise from time to time as conditions require, a recommended investment program for the Fund consistent with the Fund’s investment objective and policies and any specific criteria applicable to the Allocated Assets.
	(c)	Implement the approved investment program for the Allocated Assets by placing orders for the purchase and sale of securities and other permitted investment instruments without prior consultation with the Manager and without regard to the length of time the securities or other permitted investment instruments have been held, the resulting rate of portfolio turnover or any tax considerations, subject always to the provisions of the Fund’s registration statement, Agreement and Declaration of Trust and By-laws and the requirements of the 1940 Act, as each of the same shall be from time to time in effect.
	(d)	Advise and assist the officers of the Fund, as requested by the officers, in taking such steps as are necessary or appropriate to carry out the decisions of its Board of Trustees, and any appropriate committees of such Board, regarding the general conduct of the investment business of the Fund.
	(e)	Maintain, in connection with the Sub-Advisor’s investment advisory services provided to the Allocated Assets, compliance with the 1940 Act and the regulations adopted by the SEC thereunder and the Fund’s investment strategies and restrictions as stated in the Fund’s prospectus and statement of additional information and any specific criteria applicable to the Allocated Assets.
	(f)	Report to the Board of Trustees of the Fund at such times and in such detail as the Board of Trustees may reasonably deem appropriate in order to enable it to determine
	that	the investment policies, procedures and approved investment program of the
	Fund	(and any specific criteria applicable to the Allocated Assets) are being observed.
	(g)	Upon request, provide assistance and recommendations for the determination of the
	fair	value of certain securities and other investment instruments when reliable market
	quotations	are not readily available for purposes of calculating net asset value in
	accordance	with procedures and methods established by the Fund’s Board of
Trustees.
	(h)	Furnish, at its own expense, (i) all necessary investment and management facilities,
	including	salaries of clerical and other personnel required for it to execute its duties
	faithfully,	and (ii) administrative facilities, including bookkeeping, clerical personnel
	and	equipment necessary for the efficient conduct of the investment advisory affairs
	of	the Fund.
	(i)	Open accounts with Foreign Account Tax Compliance Act compliant broker-dealers
	and	futures commission merchants (“broker-dealers”), select broker-dealers to effect
	all	transactions for the Fund, place all necessary orders with broker-dealers or issuers
	(including	affiliated broker-dealers), and negotiate commissions, if applicable. To the
	extent	consistent with applicable law, purchase or sell orders for the Fund may be
	aggregated	with contemporaneous purchase or sell orders of other clients of the Sub-
	Advisor.	In such event allocation of securities so sold or purchased, as well as the

Classification: Company Confidential

	expenses	incurred in the transaction, will be made by the Sub-Advisor in the manner
	the	Sub-Advisor considers to be the most equitable and consistent with its fiduciary
	obligations	to the Fund and to other clients. The Sub-Advisor will report on such
	allocations	at the request of the Manager, the Fund or the Fund’s Board of Trustees
	providing	such information as the number of aggregated trades to which the Fund was
	a	party, the broker-dealers to whom such trades were directed and the basis for the
	allocation	for the aggregated trades. The Sub-Advisor shall use its best efforts to
	obtain	execution of transactions for the Fund at prices which are advantageous to the
	Fund	and at commission rates that are reasonable in relation to the benefits received.
	However,	the Sub-Advisor may select brokers or dealers on the basis that they provide
	brokerage,	research or other services or products to the Sub-Advisor. To the extent
	consistent	with applicable law, the Sub-Advisor may pay a broker or dealer an amount
	of	commission for effecting a securities transaction in excess of the amount of
	commission	or dealer spread another broker or dealer would have charged for
	effecting	that transaction if the Sub-Advisor determines in good faith that such amount
	of	commission is reasonable in relation to the value of the brokerage and research
	products	and/or services provided by such broker or dealer. This determination, with
	respect	to brokerage and research products and/or services, may be viewed in terms
	of	either that particular transaction or the overall responsibilities which the Sub-Advisor
	and	its affiliates have with respect to the Fund as well as to accounts over which they
	exercise	investment discretion. Not all such services or products need be used by the
	Sub-Advisor	in managing the Allocated Assets. In addition, joint repurchase or other
	accounts	may not be utilized by the Fund except to the extent permitted under any
	exemptive	order obtained by the Sub-Advisor provided that all conditions of such order
	are	complied with.
(j)	Section 871(m) Transactions: Sub-Advisor shall not on behalf of the Fund enter into certain
	U.	S. dividend equivalent payment transactions described in Section 871(m) of the U.S. Internal
	Revenue	Code and the regulations thereunder (“871(m) Transaction”) with a foreign
	counterparty	unless: (i) Sub-Advisor adheres to the ISDA 2015 Section 871(m) Protocol on
	behalf	of the Fund, and (ii) the foreign counterparty to the 871(m) Transaction provides Sub-
	Advisor	with a properly completed Form W-8IMY certifying to its status as a qualified derivatives
	dealer	(“QDD”).
(k)	Maintain all accounts, books and records with respect to the Allocated Assets as are
	required	of an investment advisor of a registered investment company pursuant to the
	1940	Act and Investment Advisers Act of 1940, as amended (the “Advisers Act”), and
	the	rules thereunder, and furnish the Fund and the Manager with such periodic and
	special	reports as the Fund or the Manager may reasonably request. In compliance
	with	the requirements of Rule 31a-3 under the 1940 Act, the Sub-Advisor hereby
	agrees	that all records that it maintains for the Fund are the property of the Fund,
	agrees	to preserve for the periods described by Rule 31a-2 under the 1940 Act any
	records	that it maintains for the Fund and that are required to be maintained by Rule
	31a-1	under the 1940 Act, and further agrees to surrender promptly to the Fund any
	records	that it maintains for the Fund upon request by the Fund or the Manager. The
	Sub-Advisor	has no responsibility for the maintenance of Fund records except insofar
	as	is directly related to the services the Sub-Advisor provides to the Fund.
(l)	Observe and comply with Rule 17j-1 under the 1940 Act and the Sub-Advisor’s Code
	of	Ethics adopted pursuant to that Rule as the same may be amended from time to
	time.	The Manager acknowledges receipt of a copy of the Sub-Advisor’s current
	Code	of Ethics. The Sub-Advisor shall promptly forward to the Manager a copy of
	any	material amendment to the Sub-Advisor’s Code of Ethics along with certification

Classification: Company Confidential

that the Sub-Advisor has implemented procedures for administering the Sub- Advisor’s Code of Ethics.
(m)	From time to time as the Manager or the Fund may request, furnish the requesting party reports on portfolio transactions and reports on investments held by the Fund, all in such detail as the Manager or the Fund may reasonably request. The Sub- Advisor will make available its officers and employees to meet with the Fund’s Board of Trustees at the Fund’s principal place of business on due notice to review the investments of the Fund.
(n)	Provide such information as is customarily provided by a sub-advisor, or as may be required or reasonably requested by the Manager, for the Fund or the Manager to comply with their respective obligations under applicable laws, including, without limitation, the Internal Revenue Code of 1986, as amended (the “Code”), the 1940 Act, the Advisers Act, the Securities Act of 1933, as amended (the “Securities Act”), and any state securities laws, and any rule or regulation thereunder. Such information includes, but is not limited to: the Sub-Advisor’s compliance manual and policies and procedures adopted to comply with Rule 206(4)-7 of the Advisers Act; the Sub- Advisor’s most recent annual compliance report or a detailed summary of such report; timely, accurate, and complete responses to all 15(c) questionnaires; timely, accurate, and complete responses to all Quarterly Compliance Questionnaires (including the identification of any material compliance matters and a copy of any material changes to the Sub-Advisor’s Rule 206(4)-7 compliance policies and procedures, marked to show changes along with a written summary of the purpose of each such change); Annual Proxy Voting Questionnaires; Annual Best Execution and Soft Dollar
Questionnaires,	and responses to all other requests from the Manager. The Sub-
Advisor	agrees to make available for the Manager’s review all deficiency letters issued
by	the SEC together with all responses given by Sub-Advisor to such letters. The Sub-
Advisor	will advise the Manager of any material changes in the Sub-Advisor’s
ownership	within a reasonable time after any such change.
(o)	Vote proxies received on behalf of the Fund (with respect to the Allocated Assets) in
a	manner consistent with the Sub-Advisor’s proxy voting policies and procedures and
provide	a record of votes cast containing all of the voting information required by Form
N-PX	in an electronic format to enable the Fund to file Form N-PX as required by SEC rule.
(p)	Respond to tender offers, rights offerings and other voluntary corporate action
requests	affecting securities and/ or other investment instruments held by the Fund
(with	respect to the Allocated Assets).
(q)	Cooperate with the Manager in its performance of quarterly and annual tax compliance
tests	to monitor the Fund’s compliance with Subchapter M of the Code and Section
817(h)	of the Code. If it is determined by the Manager or its tax advisors that the Fund
is	not in compliance with the requirements imposed by the Code, the Sub-Advisor, in
consultation	with the Manager and its tax advisors, will take prompt action with respect
to	the Allocated Assets (to the extent consistent with applicable law) to bring the Fund
back	into compliance with the time permitted under the Code.
(r)	Be responsible for any filing requirements to which it or any of its affiliated persons (as
defined	in Section 2(a)(3) of the 1940 Act) is subject pursuant to Section 30(h) of the
1940	Act.
(s)	Have the power to make, execute, acknowledge and deliver on behalf of the Fund any
and	all documents of transfer and conveyance and any and all other documents or

Classification: Company Confidential

instruments that may be necessary or appropriate to carry out the powers granted to it under this Agreement.
3.	Prohibited Conduct
In providing the services described in this Agreement, the Sub-Advisor will not consult with any other investment advisory firm that provides investment advisory services to any investment company sponsored by Principal Financial Group, Inc. regarding transactions for the Fund in securities or other assets, except for purposes of complying with the conditions of
12d3-1(a) and (b) under the 1940 Act.
4.	Compensation
As full compensation for all services rendered and obligations assumed by the Sub-Advisor hereunder with respect to the Allocated Assets, the Manager shall pay the compensation specified in Appendix A to this Agreement.
5.	Liability of Sub-Advisor
Neither the Sub-Advisor nor any of its directors, officers, employees, agents or affiliates shall be liable to the Manager, the Fund or its shareholders for any loss suffered by the Manager or the Fund resulting from any error of judgment made in the good faith exercise of the Sub-Advisor’s investment discretion in connection with selecting investments for the Fund or as a result of the failure by the Manager or any of its affiliates to comply with the terms of this Agreement, except for losses resulting from willful misfeasance, bad faith or gross negligence of, or from reckless disregard of, the duties of the Sub-Advisor or any of its directors, officers, employees, agents, or affiliates.
6.	Trade Errors
The Sub-Advisor will notify the Manager of any Trade Error(s), regardless of materiality, promptly upon the discovery such Trade Error(s) by the Sub-Advisor. Notwithstanding Section 5 of this Agreement, the Sub-Advisor shall be liable to the Manager, the Fund or its
shareholders	for any loss suffered by the Manager or the Fund resulting from Trade Errors
due	to negligence, misfeasance, or disregard of duties of the Sub Advisor or any of its
directors,	officers, employees, agents (excluding any broker-dealer selected by the Sub-
Advisor),	or affiliates.
For	purposes under this Section 6, a “Trade Error” occurs when a transaction results in an
unintended,	including an impermissible, result. Examples include, but are not limited to, the following:
•	orders by the Sub-Advisor that result in the purchase or sale of securities or other
assets	that were not intended to be purchased or sold;
•	orders by the Sub-Advisor that result in the purchase or sale of securities or other
assets	in an unintended amount, which includes price or commission rate; or
•	purchases or sales of securities or other assets that violate the investment limitations
or	restrictions disclosed in the Fund’s registration statement and/or imposed by
applicable	law, regulation, contract or understanding (calculated at the Sub-Advisor’s
portfolio	level), unless otherwise agreed to in writing.
7.	Supplemental Arrangements
The	Sub-Advisor may enter into arrangements with other persons affiliated with the
Sub-Advisor	or with unaffiliated third parties to better enable the Sub-Advisor to fulfill its
obligations	under this Agreement for the provision of certain personnel and facilities to the
Sub-Advisor,	subject to written notification to and approval of the Manager and, where

Classification: Company Confidential

required by applicable law, the Board of Trustees of the Fund; provided, however, that entry into any such arrangements shall not relieve the Sub-Advisor of any of its obligations under this Agreement.
8.	Regulation
The Sub-Advisor shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body may request or require pursuant to applicable laws and regulations.
9.	Duration and Termination of This Agreement
This Agreement shall become effective with respect to the Fund as of the corresponding date set forth on Appendix B to this Agreement, as may be amended from time to time, and, unless otherwise terminated with respect to the Fund, shall continue in effect thereafter for the initial term set forth on Appendix B to this Agreement, and thereafter from year to year, provided that in each case the continuance is specifically approved within the period required by the 1940 Act either by the Board of Trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund and in either event by a vote of a majority of the Board of Trustees of the Fund who are not interested persons of the Manager, Principal Life Insurance Company, the Sub-Advisor or the Fund cast in accordance with the requirements of the 1940 Act after taking into effect any exemptive order, no-action assurances or other relief, rule or regulation upon which the Fund may rely.
If the shareholders of the Fund fail to approve the Agreement or any continuance of the Agreement in accordance with the requirements of the 1940 Act, the Sub-Advisor will continue to act as Sub-Advisor with respect to the Allocated Assets of the Fund pending the required
approval	of the Agreement or its continuance or of any contract with the Sub-Advisor or a
different	manager or sub-advisor or other definitive action; provided, that the compensation
received	by the Sub-Advisor in respect to the Allocated Assets of the Fund during such period
is	in compliance with Rule 15a-4 under the 1940 Act.
This	Agreement may be terminated with respect to the Fund at any time without the payment
of	any penalty by the Board of Trustees of the Fund or by the Sub-Advisor, the Manager or by
vote	of a majority of the outstanding voting securities of the Fund on sixty days’ written notice.
This	Agreement shall automatically terminate in the event of its assignment. In interpreting
the	provisions of this Section 9, the definitions contained in Section 2(a) of the 1940 Act
(particularly	the definitions of “interested person,” “assignment,” “voting security” and “majority
of	the outstanding voting securities”) shall be applied.
10.	Amendment of this Agreement
No	amendment of this Agreement shall be effective unless in writing and signed by both
parties.	In addition, no material amendment of this Agreement shall be effective until
approved,	if required by the 1940 Act or the rules, regulations, interpretations or orders issued
thereunder,	by vote of the holders of a majority of the outstanding voting securities of the Fund
(as	defined in the 1940 Act) and by vote of a majority of the Board of Trustees of the Fund
who	are not interested persons (as defined in the 1940 Act) of the Manager, the Sub-Advisor,
Principal	Life Insurance Company or the Fund cast in accordance with the requirements of
the	1940 Act after taking into effect any exemptive order, no-action assurances or other relief,
rule	or regulation upon which the Fund may rely.

Classification: Company Confidential

11.	General Provisions
	(a)	Each party agrees to perform such further acts and execute such further documents
		as	are necessary to effectuate the purposes hereof. This Agreement shall be
		construed	and enforced in accordance with and governed by the laws of the State of
		Iowa.	The captions in this Agreement are included for convenience only and in no way
		define	or delimit any of the provisions hereof or otherwise affect their construction or effect.
	(b)	Any notice under this Agreement shall be in writing, addressed and delivered or mailed
		postage	pre-paid to the other party at such address as such other party may designate
		for	the receipt of such notices. Until further notice to the other party, it is agreed that
		the	address of the Manager for this purpose shall be Principal Financial Group, 711
		High	Street, Des Moines, Iowa 50392-0200. The address of the Sub-Advisor for this
		purpose	shall be ClearBridge RARE Infrastructure (North America) Pty Limited, Head
		of	Legal, Telephone: +61 2 93977366, Email: compliance@RAREinfrastructure.com.
	(c)	The Sub-Advisor will promptly notify the Manager in writing of the occurrence of any
		of	the following events:
		1.	the Sub-Advisor fails to be registered as an investment adviser under the Advisers Act or under the laws of any jurisdiction in which the Sub-Advisor is required to be registered as an investment advisor in order to perform its obligations under this Agreement.
		2.	the Sub-Advisor is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Fund.
		3.	the Sub-Advisor becomes aware of any pending or threatened action, suit, proceeding, inquiry or investigation that is reasonably likely to result in a conviction, order, judgment or decree issued with respect to it or any affiliate that could reasonably be expected to result in the Sub-Advisor becoming ineligible to serve as an investment adviser of a registered investment company under the 1940 Act.
		4.	the Sub-Advisor becomes aware of a transaction or series of transactions that is reasonably likely to result in a change in the management or control of the Sub- Advisor or a controlling person thereof or otherwise in the assignment (as defined in the 1940 Act) of this Agreement by the Sub-Advisor.
	(d)	The Manager shall provide (or cause the Fund custodian to provide) timely information
		to	the Sub-Advisor regarding such matters as the composition of the assets of the
		Fund,	cash requirements and cash available for investment in the Fund, and all other
		reasonable	information as may be necessary for the Sub-Advisor to perform its duties
		and	responsibilities hereunder.
	(e)	The Sub-Advisor represents that it will not enter into any agreement, oral or written, or
		other	understanding under which the Fund directs or is expected to direct portfolio
		securities	transactions, or any remuneration, to a broker or dealer in consideration for
		the	promotion or sale of Fund shares or shares issued by any other registered
		investment	company. The Sub-Advisor further represents that it is contrary to the Sub-
		Advisor’s	policies to permit those who select brokers or dealers for execution of Fund
		portfolio	securities transactions to take into account the broker’s or dealer’s promotion
		or	sale of Fund shares or shares issued by any other registered investment company.
	(f)	The Sub-Advisor acknowledges that the Fund is relying on the exclusion from the
		definition	of “commodity pool operator” under Section 4.5 of the General Regulations

Classification: Company Confidential

under the Commodity Exchange Act (“Rule 4.5”). The Sub-Advisor will not exceed the de minimis trading limits set forth in Rule 4.5(c)(2)(iii)(B) unless otherwise agreed to in writing.
(g)	The Sub-Advisor agrees that neither it nor any of its affiliates will in any way refer to its relationship with the Fund, or the Manager or any of their respective affiliates in offering, marketing or other promotional materials without the express written consent of the Manager.
(h)	This Agreement contains the entire understanding and agreement of the parties.
(i)	This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument. Each party agrees that electronic signatures of the parties included in this Agreement are intended to authenticate this writing and to have the same force and effect as manual signatures. Electronic signature means any electronic sound, symbol, or process attached to or logically associated with a record and executed and adopted by a party with the intent to sign such record, including facsimile or email electronic signatures.

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Classification: Company Confidential

IN WITNESS WHEREOF, the parties have duly executed this Agreement on the date first above written.

PRINCIPAL GLOBAL INVESTORS, LLC

By /s/ Clint L. Woods
Clint L. Woods
Vice President, Associate General Counsel,
Governance Officer, and Assistant
Corporate Secretary

By /s/ Adam U. Shaikh
Adam U. Shaikh
Assistant General Counsel

CLEARBRIDGE RARE INFRASTRUCTURE
(NORTH AMERICA) PTY LIMITED

By /s/ Terrence J. Murphy
Terrence J. Murphy
Chief Executive Officer

Classification: Company Confidential

APPENDIX A

The Sub-Advisor shall serve as an investment sub-advisor for the Fund. The Manager will pay the Sub-Advisor as full compensation for all services provided under this Agreement, a fee, computed daily and paid monthly, at an annual rate as shown below of the Fund’s assets allocated to Sub-Advisor’s management.

In calculating the fee included in the table below, assets of any unregistered separate account of Principal Life Insurance Company as well as assets of registered investment companies, and collective investment trusts, and Undertakings for Collective Investment in Transferable Securities (UCITS) funds sponsored by Principal Financial Group, Inc. or any affiliate and to which Sub-Advisor provides investment advisory services with the same investment mandate as the Fund, will be combined with the assets of the Fund allocated to Sub-Advisor’s management to arrive at assets.

If this Agreement becomes effective or terminates before the end of any month, the fee (if any) for the period from the effective date to the end of such month or from the beginning of such month to the date of termination, as the case may be, shall be prorated according to the proportion which such period bears to the full month in which such effectiveness or termination occurs.

Sub-Advisor’s Fee as a Percentage of Average Daily Assets

First $250M	0.380%
Next $250M	0.285%
Next $250M	0.250%
Next $250M	0.225%
Over $1B	0.210%

Classification: Company Confidential

APPENDIX B

Effective Date and Initial Term of Sub-Advisory Agreement for the Fund

	Effective Date	Initial Term
Principal Diversified Select Real Asset Fund	July 31, 2020	Two Years

Classification: Company Confidential